Property, Plant and Equipment - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / bbl $ / MMBTU Project	Dec. 31, 2017 USD ($) $ / bbl $ / MMBTU	Dec. 31, 2016 USD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount of assets under construction	$ 33,451	$ 42,121
Carrying amount of assets classified as held for sale	705	986
Carrying amount of exploration and production assets	15,860	14,839
Pre-tax depreciation charge increment if no alternative reserve base was applied	1,003	5,558	$ 9,181
Contractual commitments for purchase of property, plant and equipment	$ 4,783	$ 4,504
Nominal pre-tax discount rate	6.00%	6.00%	6.00%
Exploration drilling costs capitalised	$ 1,342
Number of projects where drilling activities were underway | Project	17
Projects awaiting development concepts	$ 3,600
Number of projects awaiting further development concepts | Project	43
Brent $ per barrel [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Commodity price after 2020 | $ / bbl	70
Commodity price after 2020 | $ / bbl		70
Henry Hub $/MMBtu [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Commodity price after 2020 | $ / MMBTU	3.50
Commodity price after 2020 | $ / MMBTU		3.50
Exploration and Production [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount of asset for which an alternative reserves base was applied in the calculation of depreciation charge	$ 5,838	$ 18,115
Bangkot Field and Adjoining Acreage Offshore Thailand [Member] | Thailand [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Percentage of interest sold	22.22%
Corrib Gas Venture [Member] | Ireland [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Percentage of interest sold	45.00%
Draugen Field [Member] | Norway [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Percentage of interest sold	44.56%
Gjøa Field [Member] | Norway [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Percentage of non operated interest	12.00%